Subsequent events	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2020
Schedule of Investments [Line Items]
Subsequent events
12. Subsequent events
Acquisition of Misonix, Inc.
On July 29, 2021, the Company entered into an Agreement and Plan of Merger (the Misonix Merger Agreement) to acquire Misonix, Inc. (Misonix), a provider of minimally invasive therapeutic ultrasonic medical devices and regenerative products that enhance clinical outcomes, in a cash-and-stock
transaction (the Transaction). The closing of the Transaction is subject to regulatory approvals, the Company’s stockholders’ approval, Misonix stockholder approval and customary closing conditions.
Consideration
Misonix stockholders will receive aggregate consideration that values Misonix at approximately $518,000 on a fully diluted basis, based on the Company’s
7-day
weighted average stock price of $16.6284 per share as of July 27, 2021. The Transaction involves both cash and stock consideration based on the election of the Misonix stockholder. Each share of Misonix Common Stock issued and outstanding immediately prior to the Transaction, will be converted into the right to receive, either an amount in cash equal to $28.00 or 1.6839 validly issued, fully paid and non-assessable
shares of Class A common stock of the Company, $0.001 par value per share, based on the election of the holder. The maximum cash amount payable by the Company will be an amount equal to $10.50 multiplied by the number of outstanding shares of Misonix Common Stock shortly prior to the completion of the Transaction. The Company expects to fund the cash portion of the acquisition with cash on hand and through committed financing provided by Wells Fargo Bank, National Association (Wells Fargo Bank). The number of shares held by Misonix stockholders electing to receive cash will be reduced on a pro rata basis if the cash elected to be received exceeds the maximum cash amount payable and will be paid with stock consideration of 1.6839 of shares of the Company’s Class A common stock.
Debt Commitment Letter
In connection with the transaction, the Company entered into a debt commitment letter with Wells Fargo Bank, effective July 29, 2021. Wells Fargo Bank has committed to provide a senior secured term loan facility (Term Loan Facility) in the aggregate principal amount of up to $262,000 plus, at the Company’s election, an amount sufficient to fund any original issue discount or upfront fees, subject to customary closing conditions. The Term Loan Facility stipulates a prepayment of $80,000 on the existing Term Loan under the 2019 Credit Agreement.
The proceeds of the Term Loan Facility would be available through a single draw on the closing date of the Transaction and shall be used (i) to finance the Transaction; (ii) pay related fees, premiums and expenses and (iii) for working capital needs and general corporate purposes of the Company, including without limitation for permitted acquisitions. The Term Loan Facility would have a three year term that would bear interest at either the base rate as prescribed in the Term Loan under the 2019 Credit Agreement or the Eurodollar rate, and, in each case, plus an applicable margin.
Voting and Support Agreements
On July 29, 2021, following the execution of the Misonix Merger Agreement, Misonix entered into Voting and Support Agreements with each EW Healthcare Partners Acquisition Fund, L.P. White Pine Medical, LLC (a subsidiary of EW Partners Acquisition Fund, L.P.), Smith & Nephew, Inc., Smith & Nephew USD Ltd. and
AMP-CF
Holdings, LLC (together, the “Bioventus supporting stockholders”). The Bioventus Supporting Stockholders have agreed to vote their shares in (i) favor of the issuance of shares of the Company’s common stock in connection with the Transaction and against approval of any proposal made in opposition to, in competition with or inconsistent with the Misonix Merger Agreement. As of the record date for the Bioventus special meeting, the Bioventus supporting stockholders are the beneficial owners of approximately
[●]%
of the currently outstanding Class A and Class B common stock of the Company.
Other Matters
The unsecured PPP loan of $2,003 associated with Bioness was forgiven in July 2021. The loan amount was recorded in other current liabilities and restricted cash within the consolidated condensed balance sheet at July 3, 2021. Refer to
Note 3. Business combinations and investments
for further details.

4. Subsequent event
Transactions
The Company and BV LLC completed the following Transactions regarding the IPO.
BV LLC amended and restated the Bioventus LLC Agreement, to, among other things, (i) provide for a new single class of common membership interests in BV LLC (LLC Interests), (ii) exchange all of the existing membership interests in BV LLC for new LLC Interests and (iii) appoint Bioventus Inc. as the sole managing member of BV LLC.
The Company amended and restated its certificate of incorporation to, among other things, provide for the (i) authorization of 250,000,000 shares of Class A common stock with a par value of $0.001 per share; (ii) authorization of 50,000,000 shares of Class B common stock with a par value of $0.001 per share; (iii) authorization of 10,000,000 shares of undesignated preferred stock that may be issued from time to time by the Company’s Board of Directors (BOD) in one or more series; and (iv) establishment of a classified BOD, divided into three classes, each of whose members will serve for staggered three-year terms.
Holders of Class A and Class B common stock are entitled to one vote per share and, except as otherwise required, will vote together as a single class on all matters on which stockholders generally are entitled to vote. Holders of Class B common stock are not entitled to receive dividends and will not be entitled to receive any distributions upon the liquidation, dissolution or winding up of the Company. Shares of Class B common stock may only be issued to the extent necessary to maintain the one-to-one ratio between the number of LLC Interests held by the only member of BV LLC that remained a member (Continuing LLC Owner) and the number of shares of Class B common stock held by the Continuing LLC Owner. Shares of Class B common stock are transferable only together with an equal number of LLC Interests. Shares of Class B common stock will be canceled on a one-for-one basis if the Company, at the election of a Continuing LLC Owner, redeem or exchange LLC Interests.
The Company’s amended and restated certificate of incorporation and the Bioventus LLC Agreement requires that the Company and BV LLC at all times maintain a one-to-one ratio between the number of shares of Class A common stock issued by the Company and the number of LLC Interests owned by the Company, as well as a one-to-one ratio between the number of shares of Class B common stock owned by the Continuing LLC Owner and the number of LLC Interests owned by the Continuing LLC Owner.
The Company acquired, by merger, ten entities that were members of BV LLC (Former LLC Owners), for which the Company issued 31,838,589 shares of Class A common stock as merger consideration (Merger). The only assets held by the Former LLC Owners were 31,838,589 LLC Interests and a corresponding number of shares of Class B common stock. Upon consummation of the Merger, the Company canceled the 31,838,589 shares of Class B common stock and recognized the 31,838.589 of LLC Interests at carrying value, as the Merger is considered to be a transaction between entities under common control. Following the Merger and IPO, the Company now holds 41,038,589 LLC Interests, representing a 72.2% ownership interest in BV LLC.
Tax Receivable Agreement
The Company expects to obtain an increase in the share of the tax basis of the assets of BV LLC when LLC Interests are redeemed or exchanged by the Continuing LLC Owner and other qualifying transactions. This increase in tax basis may have the effect of reducing the amounts that the Company would otherwise pay in the future to various tax authorities. The increase in tax basis may also decrease gains (or increase losses) on future dispositions of certain capital assets to the extent tax basis is allocated to those capital assets.
On February 16, 2021, the Company entered into a tax receivable agreement (TRA) with the Continuing LLC Owner that provides for the payment by the Company to the Continuing LLC Owner of 85% of the amount of tax benefits, if any, that Bioventus actually realizes as a result of (i) increases in the tax basis of assets of BV LLC resulting from any redemptions or exchanges of LLC Interests or any prior sales of interests in BV LLC and (ii) certain other tax benefits related to our making payments under the TRA.
Equity-Based Compensation
In February 2021, in connection with the IPO, the BV LLC Phantom Profits Interest Plan (Phantom Plan) terminated and the Company assumed the obligations of settling the vested awards. The awards will be settled 12 months following the Phantom Plan termination. Vested awardees whose BV LLC employment terminated prior to the IPO will have their awards settled in cash totaling $10,875. Vested awardees that were active BV LLC employees at the IPO will receive 798,422 shares of Class A common stock.
In February 2021, in connection with the IPO, the Company began operating two equity-based compensation plans. These are the Bioventus Inc. 2021 Incentive Award Plan (2021 Plan) and the Bioventus Inc. 2021 Employee Stock Purchase Plan (ESPP).
2021 Plan
The 2021 Plan is designed to grant incentive awards to eligible employees and other service providers in order to attract, motivate and retain the talent for which the Company competes. The 2021 Plan provides for the grant of stock options, including incentive stock options and nonqualified stock options, restricted stock, dividend equivalents, restricted stock units (RSUs), other stock-based awards, and cash awards.
In conjunction with the IPO, 7,592,476 shares of Class A common stock were authorized for issuance. The number of shares available for issuance will be increased by an annual increase on January 1 of each calendar year beginning in 2022 and ending in and including 2031, equal to the lesser of (i) 4.5% of the shares of our Class A common stock outstanding on the final day of the immediately preceding calendar year and (ii) a smaller number of shares as determined by our board of directors.
In conjunction with the IPO, 4,561,500 stock options were granted to certain employees with an exercise price of $13.00 per share and vest equally over two or four years as indicated in each option agreement. Additionally, the Company granted 360,670 RSUs to the directors and certain employees which vest equally over one or four years as indicated in each RSU agreement and entitles the recipient to the same number of shares of Class A common stock. 2,670,306 shares of Class A common stock remain available for issuance under the 2021 Plan.
ESPP
The ESPP allows for the Company to grant options to employees to purchase shares of the Company’s Class A common stock through payroll deductions of up to 15% of their eligible compensation as defined in the ESPP.
In conjunction with the IPO, 542,320 shares of Class A common stock were authorized for issuance. The number of shares available for issuance will be increased by an annual increase on January 1 of each calendar year beginning in 2022 and ending in and including 2031, equal to the lesser of (i) 1% of the shares of our Class A common stock outstanding on the final day of the immediately preceding calendar year and (ii) a smaller number of shares as determined by our board of directors. There have been no grants under the ESPP as of March 22, 2021.

Bio Ventus LLC
Schedule of Investments [Line Items]
Subsequent events
17. Subsequent events
Investment
On January 4, 2021, the Company made a convertible debt investment of $1,500 in a medical device company.
Recapitalization
On February 16, 2021, the following Transactions occurred.

•
The Company amended and restated its limited liability company agreement (New LLC Agreement) to, among other things, (i) provide for the new single class of common membership interests in the Company as discussed in
Note 1. Organization and basis of presentation for financial information
; (ii) exchange all of the then existing membership interests of the common and preferred unit holders (Original LLC Owners) for Common LLC Interests and (ii) appoint the New LLC Owner as the sole managing member of the Company. The amendment resulted in the Company’s common and preferred units, including the preferred distribution rights, being converted into 47,625,326 Common LLC Interests.

•
The New LLC Owner amended and restated its certificate of incorporation to, among other things, (i) provide for Class A common stock and Class B common stock, each share of which entitles its holders to one vote per share on all matters presented to the New LLC Owner’s stockholders and (ii) issue 15,786,737 shares of Class B common stock to the Continuing LLC Owner, on a one-to-one basis with the number of LLC Interests it owns. While the Class B common stock holds voting rights it holds no economic interest in the New LLC Owner.

•	The New LLC Owner acquired, by merger, the Former LLC Owners and upon consummation of the merger, owned 31,838,589 Common LLC Interests.

•
The New LLC Owner closed an IPO of 9,200,000 shares of Class A common stock at a public offering price of $13.00 per share. The New LLC Owner received $111,228 in proceeds, net of underwriting discounts and commissions, which was used to make a capital contribution to the Company in exchange for 9,200,000 Common LLC Interests of the Company at a price per interest equal to the IPO price of $13.00.

Subsequent to the Transactions, the New LLC Owner owns 41,038,589 Common LLC Interests or 72.2% of the Company and the Continuing LLC Owner owns 15,786,737 or 27.8%. The New LLC Owner has a majority economic interest, the sole voting interest in, and controls the management of the Company. As a result, the New LLC Owner will consolidate the financial results of the Company and will report a non-controlling interest representing the interests owned by the Continuing LLC Owner.

The New LLC Agreement requires that the Company, at all times, maintain (i) a one-to-one ratio between the number of shares of Class A common stock issued by the New LLC Owner and the number of Common LLC Interests owned by the New LLC Owner and (ii) a one-to-one ratio between the number of shares of Class B common stock owned by the Continuing LLC Owner and the number of LLC Interests owned by the Continuing LLC Owner.
On February 22, 2021, the Company finalized all terms related to a settlement agreement with the USAO and the OIG with respect to the submission of Medicare claims that did not meet CMS coverage requirements and for which our sales representatives completed Section B of the CMN forms. The Company entered into a formal settlement agreement with the USAO and OIG which included releases from associated False Claims Act liability and further Civil Monetary Penalties that are customary in self-disclosures of this type and resolved the potential liability related to the Company’s self-disclosure in this matter for $3,600, of which $2,400 has already been paid through the Company’s 2019 return of overpayments described previously. The remaining $1,200 net settlement amount due under the agreement was recorded in accrued liabilities within the consolidated balance sheets as of December 31, 2020 and was paid on February 23, 2021.